Property, Plant and Equipment, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	¥ 5,488	$ 788	¥ 5,446	¥ 4,292